Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
The Partnership enters into sales contracts with customers. These contracts establish minimum annual sand volumes that the Partnership is required to make available to such customers under initial terms ranging from three to six years. Through March 31, 2014, no payments for non-delivery of minimum annual sand volumes have been made by the Partnership to these customers under these contracts.
D&I has entered into long-term supply agreements with certain of its suppliers which include requirements to purchase certain volumes and grades of sands at specified prices. The quantities set forth in such agreements are not in excess of our current requirements.
The Partnership has entered into royalty agreements under which it is committed to pay royalties on sand sold from the Wyeville and Augusta facilities for which the Partnership has received payment. Royalty expense is recorded as the sand is sold and the royalty payment is paid based on sand volumes sold and paid for by the customer. Royalty expense is included in costs of goods sold. Royalty expense was $2,913 and $1,254 for the three months ended March 31, 2014 and March 31, 2013, respectively.
The Partnership has long-term leases for rail access, railcars and equipment at its terminal sites, which are also under long-term lease agreements with various railroads. As of March 31, 2014, future minimum operating lease payments are as follows:

Fiscal Year	Amount
2014 (Nine Months)	$5,397
2015	6,721
2016	5,762
2017	5,546
2018	5,003
Thereafter	7,434
$35,863

From time to time the Partnership may be subject to various claims and legal proceedings which arise in the normal course of business. Management is not aware of any legal matters that are likely to have a material adverse effect on the Partnership’s financial position, results of operations or cash flows.
In May 2012, Hi-Crush Operating LLC entered into a supply agreement for frac sand with Baker Hughes Oilfield Operations, Inc. (“Baker Hughes”). On September 19, 2012, Baker Hughes provided notice that it was terminating the contract and on November 12, 2012, Hi-Crush Operating LLC formally terminated the supply agreement and filed suit in the State District Court of Harris County, Texas. On October 8, 2013, Hi-Crush Operating LLC entered into a settlement agreement with Baker Hughes pursuant to which Hi-Crush Operating LLC and Baker Hughes agreed to jointly dismiss the lawsuit between the parties and, in connection with the settlement, the parties entered into a six-year supply agreement that requires Baker Hughes to purchase minimum volumes of frac sand each month.
Following the Partnership’s November 2012 announcement that Hi-Crush Operating LLC had formally terminated its supply agreement with Baker Hughes in response to the repudiation of the agreement by Baker Hughes, the Partnership, our General Partner, certain of its officers and directors and its underwriters were named as defendants in purported securities class action lawsuits brought by the Partnership’s unitholders in the United States District Court for the Southern District of New York. On February 11, 2013, the lawsuits were consolidated into one lawsuit, styled In re: Hi-Crush Partners L.P. Securities Litigation, No. 12-Civ-8557 (CM). A consolidated amended complaint was filed on February 15, 2013. That complaint asserted claims under sections 11, 12(a)(2), and 15 of the Securities Act and sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended, or the Exchange Act, in connection with the Partnership’s Registration Statement and a subsequent presentation. Among other things, the consolidated amended complaint alleges that defendants failed to disclose to the market certain alleged information relating to Baker Hughes’ repudiation of the supply agreement. On March 22, 2013, the Partnership filed a motion to dismiss the complaint. On December 2, 2013, the court issued an order dismissing the claims relating to the Partnership’s Registration Statement, but did not dismiss the claims relating to alleged misrepresentations concerning the Partnership’s relationship with Baker Hughes after the Partnership’s initial public offering. The Partnership and the remaining defendants in the lawsuit have filed answers to the complaint. The Partnership believes the case is without merit and intends to vigorously defend itself. The Partnership cannot provide assurance, however, as to the outcome of this lawsuit.
On December 20, 2013, Stephen Bushansky, a purported unitholder of the Partnership, filed a lawsuit, derivatively on behalf of the Partnership, against our general partner and certain of its officers and directors, in an action styled Bushansky v. Hi-Crush GP LLC, Cause No. 2013-76463, in the 215th Judicial District Court, Harris County, Texas. The lawsuit alleged that by failing to disclose Baker Hughes’ attempted repudiation of its supply agreement with Hi-Crush Operating LLC prior to the Partnership’s November 2012 announcement terminating the agreement, defendants failed to design and implement an effective system of internal controls to prevent the Partnership from violating federal securities laws. Plaintiff asserted a claim for breach of fiduciary duties of good faith, care, loyalty, reasonable inquiry, oversight and supervision. Plaintiff also asserted that the defendants aided and abetted in one another’s breaches of fiduciary duties and sought relief from defendants on the theory of indemnity for all damages that occurred as a result of defendants’ alleged violations. On January 29, 2014, defendants filed a motion to dismiss, plea to the jurisdiction, or in the alternative, motion to stay based on the mandatory contractual forum selection clause in our partnership agreement. On March 7, 2014, the court granted defendants' motion to dismiss without prejudice.

Commitments and Contingencies
The Partnership enters into sales contracts with customers. These contracts establish minimum annual sand volumes that the Partnership is required to make available to such customers under initial terms ranging from 3 to 6 years. Through December 31, 2013, no payments for non-delivery of minimum annual sand volumes have been made by the Partnership to these customers under these contracts.
D&I has entered into long-term supply agreements with certain of its suppliers which include requirements to purchase certain volumes and grades of sands, at specified prices. The quantities set forth in such agreements are not in excess of our current requirements.

The Partnership has entered into royalty agreements under which the Partnership is under a commitment to pay royalties on sand sold from the Wyeville and Augusta facilities for which the Partnership has received payment by the customer. Royalty expense is recorded as the sand is sold and the royalty payment is paid based on sand volumes sold and paid for by the customer. Royalty expense is included in costs of goods sold. Royalty expense was $2,045 for the Predecessor’s year ended December 31, 2011. Royalty expense was $3,795 for the Predecessor period from January 1 through August 15, 2012. Royalty expense was $8,329 and $1,203 for the Successor year ended December 31, 2013 and the period of August 16 to December 31, 2012, respectively.
On July 13, 2012, the sponsor paid $14,000 in cash to terminate one of its existing royalty agreements, including $370 of outstanding obligations at the time. As a result of this payment, the Partnership is no longer required to make ongoing future royalty payments to the applicable counterparties for each ton of frac sand that is excavated, processed and sold to the Partnership’s customers. As part of this transaction, the Predecessor recorded an asset of $13,630, in property, plant and equipment.
The Partnership has long-term operating leases for rail access, railcars and equipment at its terminal sites, which are also under long-term lease agreements with various railroads. Rail car rental expense was $2,035 for the year ended December 31, 2013. As of December 31, 2013, future minimum operating lease payments are as follows:

Fiscal Year	Amount
2014	$7,009
2015	6,599
2016	5,640
2017	5,425
2018	4,881
Thereafter	7,420
$36,974

From time to time the Partnership may be subject to various claims and legal proceedings which arise in the normal course of business. Management is not aware of any legal matters that are likely to have a material adverse effect on the Partnership’s financial position, results of operations or cash flows.
In May 2012, Hi-Crush Operating LLC, a subsidiary of the Partnership, entered into a supply agreement for frac sand with Baker Hughes Oilfield Operations, Inc. (“Baker Hughes”). On September 19, 2012, Baker Hughes provided notice that it was terminating the contract and on November 12, 2012, Hi-Crush Operating LLC formally terminated the supply agreement and filed suit in the State District Court of Harris County, Texas. On October 8, 2013, Hi-Crush Operating LLC entered into a settlement agreement with Baker Hughes pursuant to which Hi-Crush Operating LLC and Baker Hughes agreed to jointly dismiss the lawsuit between the parties and, in connection with the settlement, the parties entered into a six-year supply agreement that requires Baker Hughes to purchase minimum volumes of frac sand each month.
Following the Partnership’s November 2012 announcement that Hi-Crush Operating LLC had formally terminated its supply agreement with Baker Hughes in response to the repudiation of the agreement by Baker Hughes, the Partnership, our general partner, certain of its officers and directors and its underwriters were named as defendants in purported securities class action lawsuits brought by the Partnership’s unitholders in the United States District Court for the Southern District of New York. On February 11, 2013, the lawsuits were consolidated into one lawsuit, styled In re: Hi-Crush Partners L.P. Securities Litigation, No. 12-Civ-8557 (CM). A consolidated amended complaint was filed on February 15, 2013. That complaint asserted claims under sections 11, 12(a)(2), and 15 of the Securities Act of 1933, as amended, or the Securities Act, and sections 10(b) and 20(a) of the Exchange Act in connection with the Partnership’s Registration Statement and a subsequent presentation. Among other things, the consolidated amended complaint alleges that defendants failed to disclose to the market certain alleged information relating to Baker Hughes’ repudiation of the supply agreement. On March 22, 2013, the Partnership filed a motion to dismiss the complaint. On December 2, 2013, the court issued an order dismissing the claims relating to the Partnership’s Registration Statement, but did not dismiss the claims relating to alleged misrepresentations concerning the Partnership’s relationship with Baker Hughes after the Partnership’s initial public offering. The Partnership and the remaining defendants in the lawsuit have filed answers to the complaint. The Partnership believes the case is without merit and intends to vigorously defend itself. The Partnership cannot provide assurance, however, as to the outcome of this lawsuit.
On December 20, 2013, Stephen Bushansky, a purported unitholder of the Partnership, filed a lawsuit, derivatively on behalf of the Partnership, against our general partner and certain of its officers and directors, in an action styled Bushansky v. Hi-Crush GP LLC, Cause No. 2013-76463, in the 215th Judicial District Court, Harris County, Texas. This lawsuit alleges that by failing to disclose Baker Hughes’ attempted repudiation of its supply agreement with Hi-Crush Operating LLC prior to the Partnership’s November 2012 announcement terminating the agreement, defendants failed to design and implement an effective system of internal controls to prevent the Partnership from violating federal securities laws. Plaintiff asserts a claim for breach of fiduciary duties of good faith, care, loyalty, reasonable inquiry, oversight and supervision. Plaintiff also asserts that the defendants aided and abetted in one another’s breaches of fiduciary duties and seeks relief from defendants on the theory of indemnity for all damages that occurred as a result of defendants’ alleged violations. On January 29, 2014, defendants filed a motion to dismiss, plea to the jurisdiction, or in the alternative, motion to stay based on the mandatory contractual forum selection clause in our partnership agreement. The Partnership believes the case is without merit and intends to vigorously defend itself. The Partnership cannot provide assurance, however, as to the outcome of this lawsuit.